Additional Details to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Additional Details to the Statements of Cash Flows [Abstract]
Schedule of Additional Details to the Statements of Cash Flows
	Year ended December 31,
	2023	2022
Changes in working capital components:
(Increase) decrease in trade receivables, net	(13)	429
Decrease (increase) in other current assets	987	(4,563)
Decrease in deposits	420	188
Increase (decrease) in trade payables and accrued liabilities	(315)	94
Increase (decrease) in taxes payable	156	(126)
	1,235	(3,978)
Significant non-cash transactions:
Issuance of common shares in connection with acquisitions of assets	1,354	—
Addition of ROU assets, property, plant and equipment and related lease liabilities	1,553	11,354
Purchase of property, plant and equipment financed by short-term credit	1,365	1,601
Equipment prepayments realized as additions to property, plant and equipment	7,372	54,135
Deferred tax expense related to equity issuance costs	—	(3,895)